FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
FIXED ASSETS, NET [Abstract]
Schedule of Fixed Assets, Net

	As of December 31,
	2 0 1 3	2 0 1 2
Cost*:
Electronic equipment**	$18,193	$17,164
Office furniture and equipment	1,126	889
Leasehold improvements	3,547	4,295
	22,866	22,348
Accumulated depreciation and amortization*:
Electronic equipment	10,424	10,651
Office furniture and equipment	829	731
Leasehold improvements	1,231	2,306
	12,484	13,688

Net book value	$10,382	$8,660